Summary of Significant Accounting Policies Summary of Significant Accounting Policies (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Accounting Policies [Abstract]
Public Utilities Property Plant And Equipment, Disclosure Of Composite Depreciation Rate Number Of Components	3
Weighted Average Depreciation Rates Transmission Distribution	2.70%
Weighted Average Depreciation Rates Gas Storage	2.30%
Weighted Average Depreciation Rates General Plant	4.40%
Weighted Average Depreciation Rates Intangible Other	2.70%
Public Utilities, Allowance for Funds Used During Construction, Rate	5.50%	0.70%	0.40%
Accrued unbilled revenue	$ 62,381	$ 64,946
Revenue Taxes	19,069	17,100	$ 18,000
Inventory - Gas	36,700	42,700
Inventory, Raw Materials and Supplies, Net of Reserves	$ 10,900	$ 11,000
Minimum [Member]
Accounting Policies [Abstract]
PGA deferral rate	80.00%
Impact on earnings from gas cost sharing	10.00%
Maximum [Member]
Accounting Policies [Abstract]
PGA deferral rate	90.00%
Impact on earnings from gas cost sharing	20.00%
OREGON
Accounting Policies [Abstract]
PGA deferral rate	90.00%	90.00%	80.00%
WASHINGTON
Accounting Policies [Abstract]
PGA deferral rate	100.00%	100.00%	100.00%
Accounts Payable Location Member [Member]
Accounting Policies [Abstract]
Bank Overdrafts	$ 4,600	$ 2,900
Utility Plant [Member]
Accounting Policies [Abstract]
Public Utilities, Property, Plant and Equipment, Disclosure of Composite Depreciation Rate for Plants in Service	2.80%	2.80%	2.80%
Gill Ranch [Member] | Discontinued Operations, Held-for-sale [Member]
Accounting Policies [Abstract]
Impairment of Long-Lived Assets	$ 192,478	$ 0	$ 0